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November 27, 2007

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

ATTN: Document Control -- Edgar

RE: RiverSource Variable Life Separate Account ("Registrant"), Rule 497(j) filing

         RiverSource Variable Second-To-Die Life Insurance (V2D) and RiverSource Succession Select SM Variable Life Insurance (Succession Select)
         File Nos. 33-62457/811-4298


Dear Commissioners:

Registrant certifies that the forms of supplement to the Prospectus for Succession Select and the Prospectus and Statement of Additional Information for V2D that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 678-0175.


Sincerely,

/s/      Elisabeth A. Dahl
   -----------------------

         Elisabeth A. Dahl

         Assistant General Counsel and Assistant Secretary
         RiverSource Life Insurance Company